Redeemable Convertible Preference Shares (Details)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023 MYR (RM) shares	Jun. 30, 2025 MYR (RM) $ / shares shares	Dec. 31, 2024 MYR (RM) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Aug. 08, 2023 $ / shares
Redeemable Convertible Preference Shares [Line Items]
Number of sold shares (in Shares)	268,504
Share price of fair value based (in Dollars per share) | $ / shares							$ 0.0001
Opted to Convert Units (in Shares)			419,929
Subscription price (in Dollars per share) | $ / shares		$ 2.5
Subscription date		2 years
Percentage of Preferential Cumulative Dividend		10.00%
Conversion ratio		one
AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Number of sold shares (in Shares)	671,260
Share price of fair value based (in Dollars per share) | $ / shares					$ 2.5	$ 2.5
Number of Sold Share | RM	RM 3,109,483
Total shares issued (in Shares)	604,870		714,979		714,979
Fair value | RM	RM 6,942,953
Shares issued amount			RM 4,389,989		$ 982,210
Opted to Convert Units (in Shares)			419,929
Net book value of the liability | RM			RM 9,590,370
Convert to common share (in Shares)		1
AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Net book value of the liability		$ 478,379	478,379	$ 113,207
Preference shares [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued amount | RM			RM 7,989,890
Net book value of the liability | $				$ 2,141,079
Preference shares [Member] | AI RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Shares issued amount | $					$ 1,787,647
Preference shares [Member] | AG RCPS [Member]
Redeemable Convertible Preference Shares [Line Items]
Net book value of the liability | RM		$ 9,047,559